Employee Benefit Plans - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Remeasurement (gains) losses on defined benefit obligation
Total recognized in other comprehensive (income) loss before taxation	$ 5	$ 0
Other Post Employment Benefits [Member]
Remeasurement (gains) losses on defined benefit obligation
Total recognized in other comprehensive (income) loss before taxation	(6)	9
Material defined benefit plans [Member]
Remeasurement (gains) losses on defined benefit obligation
Due to financial assumption changes	(189)	86
Due to demographic assumption changes	0	(40)
Due to experience	7	28
Return on plan assets less than (greater than) discount rate	173	(70)
Total recognized in other comprehensive (income) loss before taxation	(9)	4
Material defined benefit plans [Member] | Funded Plans [Member]
Remeasurement (gains) losses on defined benefit obligation
Due to financial assumption changes	(179)	88
Due to demographic assumption changes	0	(37)
Due to experience	4	19
Return on plan assets less than (greater than) discount rate	173	(70)
Total recognized in other comprehensive (income) loss before taxation	(2)	0
Material defined benefit plans [Member] | Unfunded Plans [Member]
Remeasurement (gains) losses on defined benefit obligation
Due to financial assumption changes	(9)	6
Due to demographic assumption changes	0	0
Due to experience	1	6
Return on plan assets less than (greater than) discount rate	0	0
Total recognized in other comprehensive (income) loss before taxation	(8)	12
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement (gains) losses on defined benefit obligation
Due to financial assumption changes	(1)	(8)
Due to demographic assumption changes	0	(3)
Due to experience	2	3
Return on plan assets less than (greater than) discount rate	0	0
Total recognized in other comprehensive (income) loss before taxation	$ 1	$ (8)